Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) (Parentheticals) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Share-based compensation expenses	$ 7,485	45,317	66,878	57,003